Entity Level Disclosures	12 Months Ended
Dec. 31, 2019
Entity Level Disclosures [Abstract]
Entity Level Disclosures [Text Block]

NOTE 18 - ENTITY LEVEL DISCLOSURES:

a.	Revenues by product:

	Year ended on December 31,
	2019	2018	2017
	USD in thousands
Miniature camera and related equipment	188	175	306
Development services	85	217	-
MUSE and related equipment	-	44	161
	273	436	467

b.	Revenues by geographical area (based on the location of customers):

	Year ended on December 31,
	2019	2018	2017
	USD in thousands
USA	138	315	115
United Kingdom	36	24	14
Germany	28	44	12
Switzerland	-	3	74
South Korea	-	7	52
Italy	-	9	49
Israel	31	12	22
Other	40	22	129
	273	436	467

c.	All of the Group’s long-lived assets are located in Israel.

d.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended on December 31,
	2019	2018	2017
	USD in thousands
Customer A	85	134

Customer B	30	92

Customer C	40	21	14

Customer D	27

Customer E		9	49